Deferred Policy Acquisition Costs and Value of Business Acquired (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Beginning balance	$ 3,221.6		$ 3,666.9		$ 3,666.9	$ 3,810.6	$ 4,544.7
Deferrals of commissions and expenses	208.2		316.1		590.3	633.6	630.2
Amortization:
Amortization	(349.1)		(412.4)		(846.4)	(459.5)	(932.8)
Interest accrued	115.1	[1]	117.0	[1]	243.6	238.2	238.3
Net amortization included in Condensed Consolidated Statements of Operations	(234.0)		(295.4)		(602.8)	(221.3)	(694.5)
Change in unrealized capital gains/losses on available-for-sale securities	1,012.3		(284.4)		(432.8)	(556.0)	(669.0)
Group reinsurance divestment							(0.8)
Ending balance	4,208.1		3,403.2		3,221.6	3,666.9	3,810.6
Movement Analysis Of Value of Business Acquired VOBA [Roll Forward]
Beginning balance	434.7		685.4		685.4	1,227.7	1,623.1
Deferrals of commissions and expenses	6.8		8.8		17.3	18.7	28.7
Amortization:
Amortization	(65.9)		(140.6)		(210.3)	(265.8)	(155.6)
Interest accrued	44.9	[1]	46.1	[1]	90.8	100.1	103.5
Net amortization included in Condensed Consolidated Statements of Operations	(21.0)		(94.5)		(119.5)	(165.7)	(52.1)
Change in unrealized capital gains/losses on available-for-sale securities	431.9		(64.7)		(148.5)	(395.3)	(372.0)
Group reinsurance divestment							0
Ending balance	852.4		535.0		434.7	685.4	1,227.7
Movement Analysis of Deferred Policy Acquisition Costs and Value of Business Acquired (VOBA) [Roll Forward]
Beginning balance	3,656.3		4,352.3		4,352.3	5,038.3	6,167.8
Deferrals of commissions and expenses	215.0		324.9		607.6	652.3	658.9
Amortization:
Amortization	(415.0)		(553.0)		(1,056.7)	(725.3)	(1,088.4)
Interest accrued	160.0	[1]	163.1	[1]	334.4	338.3	341.8
Net amortization included in Condensed Consolidated Statements of Operations	(255.0)		(389.9)		(722.3)	(387.0)	(746.6)
Change in unrealized capital gains/losses on available-for-sale securities	1,444.2		(349.1)		(581.3)	(951.3)	(1,041.0)
Group reinsurance divestment							(0.8)
Ending balance	$ 5,060.5		$ 3,938.2		$ 3,656.3	$ 4,352.3	$ 5,038.3

[1]	Interest accrued at the following rates for DAC: 1.0% to 7.4% during 2013 and 1.5% to 7.4% during 2012. Interest accrued at the following rates for VOBA: 3.0% to 7.5% during 2013 and 3.0% to 7.4% during 2012.